Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	PEO (1)		Average of Non-PEO Named Executive Officers (2)
Fiscal Year	SCT Total Compensation	Compensation Actually Paid (3)	SCT Total Compensation	Compensation Actually Paid	Value of $100 Initial Investment Based on Cumulative Company TSR (4)
2025	$481,279	$495,227	$277,103	$287,119	$47	$(891,311)
2024	557,913	426,391	346,314	287,172	31	(903,787)
2023	575,382	488,715	265,455	230,848	51	(7,006,155)

Named Executive Officers, Footnote [Text Block]		The PEO for all three covered fiscal years was Brian Haugli
PEO Total Compensation Amount	[1],[2]	$ 481,279	$ 557,913	$ 575,382
PEO Actually Paid Compensation Amount	[1],[2]	$ 495,227	426,391	488,715
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our Named Executive Officers represents the total compensation reported in the SCT for the applicable fiscal year, as adjusted as follows:

	Fiscal 2025		Fiscal 2024		Fiscal 2023
	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO

SCT reported compensation	$481,279	$277,103	$557,913	$346,314	$575,382	$265,455
Deduct: Grant date fair value of equity awards reported in “Stock Awards” column of SCT for covered fiscal year	(113,892)	(49,631)	(188,383)	(97,128)	(222,222)	(34,167)
Deduct: For any awards granted in any prior fiscal year that were forfeited during the covered fiscal year, the fair value at the end of the prior fiscal year	-	-	-	-	-	-
Add: Fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	176,261	76,809	110,194	51,662	98,519	26,250
Add: Change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	11,015	6,727	(61,259)	(23,861)	-	(10,630)
Add: For awards that are granted and vest in the same fiscal year, the fair value as of the vesting date	-	-	50,000	32,250	37,037	-
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(59,436)	(23,889)	(42,074)	(22,065)	-	(16,060)
Total compensation actually paid	$495,227	$287,119	$426,391	$287,172	$488,715	$230,848

Non-PEO NEO Average Total Compensation Amount	[3]	$ 277,103	346,314	265,455
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 287,119	287,172	230,848
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Financial Performance Measures

The graph below compares year-over-year change in the compensation actually paid (“CAP”) to our PEO and the average of our remaining Named Executive Officers (“Non-PEO”) CAP, with our year-over-year change in TSR for Fiscal 2025 and Fiscal 2024.

Total Shareholder Return Amount	[4]	$ 47	31	51
Net Income (Loss) Attributable to Parent		$ (891,311)	$ (903,787)	$ (7,006,155)
PEO Name		Brian Haugli	Brian Haugli	Brian Haugli
PEO [Member] | Grant date fair value of equity awards reported in “Stock Awards” column of SCT for covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year		$ (113,892)	$ (188,383)	$ (222,222)
PEO [Member] | For any awards granted in any prior fiscal year that were forfeited during the covered fiscal year, the fair value at the end of the prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year
PEO [Member] | Fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year		176,261	110,194	98,519
PEO [Member] | Change in fair value as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year		11,015	(61,259)
PEO [Member] | For awards that are granted and vest in the same fiscal year, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year			50,000	37,037
PEO [Member] | Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year		(59,436)	(42,074)
Non-PEO NEO [Member] | Grant date fair value of equity awards reported in “Stock Awards” column of SCT for covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year		(49,631)	(97,128)	(34,167)
Non-PEO NEO [Member] | For any awards granted in any prior fiscal year that were forfeited during the covered fiscal year, the fair value at the end of the prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year
Non-PEO NEO [Member] | Fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year		76,809	51,662	26,250
Non-PEO NEO [Member] | Change in fair value as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year		6,727	(23,861)	(10,630)
Non-PEO NEO [Member] | For awards that are granted and vest in the same fiscal year, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year			32,250
Non-PEO NEO [Member] | Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Add: Change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year		$ (23,889)	$ (22,065)	$ (16,060)

[1]	The PEO for all three covered fiscal years was Brian Haugli.
[2]	“Compensation actually paid” reflects the adjustments required by Item 402(v) of Regulation S-K and differs from total compensation reported in the SCT. These adjustments include, among other things, the exclusion of the change in pension value (if any) and the replacement of equity award grant-date fair value with the fair value of equity awards at vesting or fiscal year-end, as applicable.
[3]	The non-PEO Named Executive Officers for Fiscal 2025 and Fiscal 2024 were Nicholas Hnatiw and Ryan Polk. The non-PEO Named Executive Officers for the fiscal year ended September 30, 2023 (“Fiscal 2023”) were Nicholas Hnatiw and David Chasteen.
[4]	Total shareholder return (“TSR”) reported above assume an initial fixed investment of $100 on September 28, 2022.